UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08050
                                                    -------------

                           The Asia Tigers Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 200 Park Avenue
                               New York, NY 10166
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Simpson Thacher & Bartlett LLP
                              425 Lexington Avenue
                               New York, NY 10017
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4939
                                                           -------------

                       Date of fiscal year end: October 31
                                               -----------

                   Date of reporting period: January 31, 2005
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                                                                                          THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                                                             JANUARY 31, 2005
                                                                                                         (UNAUDITED)


NUMBER                                                                       PERCENT OF
OF SHARES         SECURITY                                                   HOLDINGS        COST           VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.31% of holdings)
             CHINA                                                             5.16%
             COAL                                                              1.85%
  1,072,000  Yanzhou Coal Mining Company Limited                                         $   411,255     $ 1,518,686
                                                                                         -----------     -----------
             ENERGY SOURCES                                                    2.83%
     31,849  China Petroleum and Chemical Corporation ADR                                    837,670       1,278,737
     19,650  CNOOC Limited ADR                                                               958,565       1,052,061
                                                                                         -----------     -----------
                                                                                           1,796,235       2,330,798
                                                                                         -----------     -----------
             NON-FERROUS METALS                                                0.48%
    744,280  Jiangxi Copper Company Limited                                                  423,660         398,386
                                                                                         -----------     -----------
             TOTAL CHINA                                                                   2,631,150       4,247,870
                                                                                         -----------     -----------
             HONG KONG                                                        21.64%
             APPAREL/SHOES MANUFACTURING                                       0.55%
    173,600  Yue Yuen Industrial Holdings Limited                                            308,659         452,924
                                                                                         -----------     -----------
             BANKING                                                           2.43%
     86,002  Dah Sing Financial Group                                                        452,772         625,728
     53,200  Hang Seng Bank Limited                                                          548,066         719,573
     39,700  HSBC Holdings PLC                                                               452,430         656,585
                                                                                         -----------     -----------
                                                                                           1,453,268       2,001,886
                                                                                         -----------     -----------
             ELECTRICAL & ELECTRONICS                                          0.64%
  1,090,000  China Resources Power Holdings Company Limited                                  602,433         524,045
                                                                                         -----------     -----------
             ELECTRONIC COMPONENTS & INSTRUMENTS                               0.61%
  4,180,000  Yantai North Andre Juice Company                                                561,101         503,750
                                                                                         -----------     -----------
             FINANCIAL SERVICES                                                0.68%
    226,000  Hong Kong Exchanges & Clearing Limited                                          420,335         563,558
                                                                                         -----------     -----------
             MULTI - INDUSTRY                                                  2.27%
    204,810  Hutchison Whampoa Limited                                                       925,682       1,864,320
                                                                                         -----------     -----------
             REAL ESTATE                                                       8.51%
    220,700  Cheung Kong Holdings Limited                                                  1,764,735       2,023,109
  1,668,135  China Vanke Company Limited                                                     604,555       1,069,331
    820,000  Emperor China Concept                                                           211,859         209,208
  1,047,510  Far East Consortium International Limited                                       254,294         409,609

                                                                                          THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                                                             JANUARY 31, 2005
                                                                                                         (UNAUDITED)


NUMBER                                                                       PERCENT OF
OF SHARES         SECURITY                                                   HOLDINGS        COST           VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

             HONG KONG (CONTINUED)
             REAL ESTATE (CONTINUED)
    212,000  Hopewell Holdings Limited                                                   $   148,468     $   535,443
    344,326  Kerry Properties Limited                                                        579,940         723,977
  6,422,000  Regal Hotels International Holdings Limited                                     402,039         477,539
    129,300  Sun Hung Kai Properties Limited                                                 938,594       1,197,698
    110,000  Wharf Holdings Limited                                                          302,467         355,389
                                                                                         -----------     -----------
                                                                                           5,206,951       7,001,303
                                                                                         -----------     -----------
             RETAIL FOOD CHAINS                                                0.66%
    492,000  Cafe De Coral Holdings Limited                                                  386,717         545,622
                                                                                         -----------     -----------
             RETAILING                                                         1.60%
    227,500  Esprit Holdings Limited                                                         305,537       1,315,434
                                                                                         -----------     -----------
             TELECOMMUNICATIONS                                                2.97%
    408,600  China Mobile (Hong Kong) Limited                                              1,188,761       1,280,820
  2,186,000  China Telecom Corporation Limited                                               700,460         812,754
  2,410,000  Tom Online                                                                      428,529         352,236
                                                                                         -----------     -----------
                                                                                           2,317,750       2,445,810
                                                                                         -----------     -----------
             TRANSPORTATION - AIR                                              0.72%
  1,384,000  Beijing Capital International Airport Company Limited                           503,268         589,982
                                                                                         -----------     -----------
             TOTAL HONG KONG                                                              12,991,701      17,808,634
                                                                                         -----------     -----------
             INDIA                                                             8.94%
             BANKING                                                           1.59%
     89,080  State Bank of India                                                             363,501       1,311,662
                                                                                         -----------     -----------
             ELECTRONIC COMPONENTS & INSTRUMENTS                               0.55%
     32,800  Bharat Elecronics Limited                                                       460,638         454,527
                                                                                         -----------     -----------
             ENERGY SOURCES                                                    0.68%
     45,808  Reliance Industries Limited                                                     135,903         558,919
                                                                                         -----------     -----------
             METALS - STEEL                                                    0.82%
     22,555  Hindalco Industries Limited                                                     654,924         671,923
                                                                                         -----------     -----------
             TECHNOLOGY                                                        3.08%
     38,826  Infosys Technologies Limited                                                    884,548       1,838,576

                                                                                          THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                                                             JANUARY 31, 2005
                                                                                                         (UNAUDITED)


NUMBER                                                                       PERCENT OF
OF SHARES         SECURITY                                                   HOLDINGS        COST           VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

             INDIA (CONTINUED)
             TECHNOLOGY (CONTINUED)
     73,225  Satyam Computer Services Limited                                            $   597,670     $   694,929
                                                                                         -----------     -----------
                                                                                           1,482,218       2,533,505
                                                                                         -----------     -----------
             TELECOMMUNICATIONS                                                0.57%
     88,780  Bharti Televenture                                                              328,227         468,457
                                                                                         -----------     -----------
             TEXTILES-COTTON                                                   0.37%
     47,600  Mahavir Spinning                                                                252,077         303,558
                                                                                         -----------     -----------
             UTILITIES - ELECTRIC & GAS                                        1.28%
     39,000  Bharat Heavy Electricals Limited                                                330,552         670,652
    194,800  National Thermal Power Corporation Limited                                      266,232         385,539
                                                                                         -----------     -----------
                                                                                             596,784       1,056,191
                                                                                         -----------     -----------
             TOTAL INDIA                                                                   4,274,272       7,358,742
                                                                                         -----------     -----------
             INDONESIA                                                         2.73%
             BANKING                                                           0.56%
  1,460,830  PT Bank Central Asia                                                            299,175         458,203
                                                                                         -----------     -----------
             BEVERAGES & TOBACCO                                               0.62%
    630,500  PT Hanjaya Mandala Sampoerna                                                    340,315         512,462
                                                                                         -----------     -----------
             NON-FERROUS METALS                                                0.42%
    270,000  PT International Nickel                                                         349,595         343,170
                                                                                         -----------     -----------
             TELECOMMUNICATIONS                                                1.13%
    631,000  Indonesian Satellite Corporation                                                392,633         392,396
  1,034,000  PT Telekomunikasi Indonesia                                                     477,495         541,479
                                                                                         -----------     -----------
                                                                                             870,128         933,875
                                                                                         -----------     -----------
             TOTAL INDONESIA                                                               1,859,213       2,247,710
                                                                                         -----------     -----------
             KOREA                                                            27.04%
             APPLIANCE & HOUSEHOLD DURABLES                                    8.65%
     14,746  Samsung Electronics Company Limited                                           3,437,486       7,117,767
                                                                                         -----------     -----------
             AUTOMOBILES                                                       0.75%
     10,860  Hyundai Motor Company                                                           364,339         616,335

                                                                                          THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                                                             JANUARY 31, 2005
                                                                                                         (UNAUDITED)


NUMBER                                                                       PERCENT OF
OF SHARES         SECURITY                                                   HOLDINGS        COST           VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

             KOREA (CONTINUED)
             AUTOMOBILES (CONTINUED)
         90  Kia Motors                                                                  $       902     $     1,106
                                                                                         -----------     -----------
                                                                                             365,241         617,441
                                                                                         -----------     -----------
             BANKING                                                           3.68%
     33,971  Kookmin Bank +                                                                  702,743       1,457,557
     62,580  Shinhan Financial Group Company Limited                                         759,859       1,571,365
                                                                                         -----------     -----------
                                                                                           1,462,602       3,028,922
                                                                                         -----------     -----------
             CHEMICALS                                                         1.25%
     11,912  LG Chem Limited                                                                 447,095         450,112
     23,500  LG Petrochemical Company Limited                                                568,569         578,620
                                                                                         -----------     -----------
                                                                                           1,015,664       1,028,732
                                                                                         -----------     -----------
             CONSTRUCTION & HOUSING                                            0.80%
     23,530  LG Engineering & Construction Corporation                                       384,782         656,224
                                                                                         -----------     -----------
             ELECTRICAL & ELECTRONICS                                          0.96%
     11,500  LG Electronics Incorporated                                                     697,813         791,711
                                                                                         -----------     -----------
             FREIGHT AND SHIPPING                                              0.72%
     26,820  Hanjin Shipping Company Limited                                                 450,702         588,445
                                                                                         -----------     -----------
             GAMING/CASINO                                                     0.79%
     52,216  Kangwon Land Incorporated                                                       670,261         651,745
                                                                                         -----------     -----------
             INSURANCE                                                         0.85%
    115,820  LG Insurance Company Limited                                                    509,122         700,228
                                                                                         -----------     -----------
             METALS - STEEL                                                    2.82%
     20,500  Dongkuk Steel Mill Company                                                      325,612         370,819
      8,560  POSCO                                                                           988,204       1,556,743
      8,750  POSCO ADR                                                                       239,316         393,750
                                                                                         -----------     -----------
                                                                                           1,553,132       2,321,312
                                                                                         -----------     -----------
             NON-FERROUS METALS                                                0.89%
     20,460  Korea Zinc Company                                                              405,110         732,211
                                                                                         -----------     -----------

                                                                                          THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                                                             JANUARY 31, 2005
                                                                                                         (UNAUDITED)


NUMBER                                                                       PERCENT OF
OF SHARES         SECURITY                                                   HOLDINGS        COST           VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

             KOREA (CONTINUED)
             RETAILING                                                         0.68%
      1,990  Shinsegae Company Limited                                                   $   558,276     $   558,869
                                                                                         -----------     -----------
             SHIPPING & TRANSPORT                                              0.43%
     19,480  Daewoo Shipbuilding & Marine Engineering Co. Ltd.                               271,385         350,469
                                                                                         -----------     -----------
             TELECOMMUNICATIONS                                                1.88%
      8,870  SK Telecom Company Limited                                                    1,621,965       1,548,250
                                                                                         -----------     -----------
             TRANSPORTATION - AIR                                              0.00%
          5  Korean Air Company Limited +                                                         48              88
                                                                                         -----------     -----------
             UTILITIES - ELECTRIC & GAS                                        1.89%
     23,900  GS Holdings                                                                     509,385         531,370
     37,740  Korea Electric Power Corporation                                                742,968       1,023,084
                                                                                         -----------     -----------
                                                                                           1,252,353       1,554,454
                                                                                         -----------     -----------
             TOTAL KOREA                                                                  14,655,942      22,246,868
                                                                                         -----------     -----------
             MALAYSIA                                                          4.41%
             AGRICULTURE                                                       0.72%
    241,400  IOI Corporation                                                                 371,052         590,795
                                                                                         -----------     -----------
             GAMING/CASINO                                                     0.82%
    253,500  Resorts World                                                                   579,794         673,776
                                                                                         -----------     -----------
             MULTI - INDUSTRY                                                  0.48%
    247,000  WTK Holdings                                                                    400,294         399,750
                                                                                         -----------     -----------
             OIL EQUIPMENT & SERVICES                                          0.74%
  4,480,800  Dialog Group Berhad                                                             537,468         607,266
                                                                                         -----------     -----------
             SHIPPING & TRANSPORT                                              0.98%
    199,500  Malaysia International Shipping Corporation                                     455,085         808,500
                                                                                         -----------     -----------
             TELECOMMUNICATIONS                                                0.67%
    219,650  Maxis Communications                                                            288,736         549,125
                                                                                         -----------     -----------
             TOTAL MALAYSIA                                                                2,632,429       3,629,212
                                                                                         -----------     -----------

                                                                                          THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                                                             JANUARY 31, 2005
                                                                                                         (UNAUDITED)


NUMBER                                                                       PERCENT OF
OF SHARES         SECURITY                                                   HOLDINGS        COST           VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

             SINGAPORE                                                        10.40%
             BANKING                                                           4.07%
    243,100  DBS Group Holdings Limited                                                  $ 1,634,677     $ 2,346,927
    117,756  United Overseas Bank Limited                                                    662,012       1,000,127
                                                                                         -----------     -----------
                                                                                           2,296,689       3,347,054
                                                                                         -----------     -----------
             COMPUTERS                                                         0.75%
  1,401,000  GES International Limited                                                       603,024         616,351
                                                                                         -----------     -----------
             FOOD & HOUSEHOLD PRODUCTS                                         1.04%
    961,000  People's Food Holdings Limited                                                  491,421         851,430
                                                                                         -----------     -----------
             REAL ESTATE                                                       0.74%
    434,500  Keppel Land Limited                                                             336,757         610,626
                                                                                         -----------     -----------
             SHIPPING & TRANSPORT                                              0.62%
    757,200  Ezra Holdings Pte Limited                                                       444,490         513,560
                                                                                         -----------     -----------
             TELECOMMUNICATIONS                                                1.86%
  1,169,000  Accord Customer Care Solutions Limited                                          553,004         617,857
    585,714  Singapore Telecommunications Limited                                            729,903         912,606
                                                                                         -----------     -----------
                                                                                           1,282,907       1,530,463
                                                                                         -----------     -----------
             TRANSPORTATION - AIR                                              0.44%
     51,000  Singapore Airlines Limited                                                      306,553         364,597
                                                                                         -----------     -----------
             WATER TREATMENT                                                   0.88%
    420,500  Hyflux Limited                                                                  252,312         721,988
                                                                                         -----------     -----------
             TOTAL SINGAPORE                                                               6,014,153       8,556,069
                                                                                         -----------     -----------
             TAIWAN                                                           15.70%
             BANKING                                                           3.92%
  1,142,429  Chinatrust Financial Holding Company Limited                                    852,442       1,281,531
  1,002,816  SinoPac Holdings+                                                               329,800         579,790
  1,518,619  Taishin Financial Holdings Company Limited                                      652,318       1,369,500
                                                                                         -----------     -----------
                                                                                           1,834,560       3,230,821
                                                                                         -----------     -----------
             BUILDING MATERIALS & COMPONENTS                                   0.79%
  1,029,000  Taiwan Cement Corporation                                                       581,316         649,895
                                                                                         -----------     -----------

                                                                                          THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                                                             JANUARY 31, 2005
                                                                                                         (UNAUDITED)


NUMBER                                                                       PERCENT OF
OF SHARES         SECURITY                                                   HOLDINGS        COST           VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

             TAIWAN (CONTINUED)
             CHEMICALS                                                         0.93%
    437,420  Formosa Plastic Corporation                                                 $   653,308     $   762,822
                                                                                         -----------     -----------
             DATA PROCESSING AND REPRODUCTION                                  0.00%
          1  Compal Electronics Incorporated                                                       1               1
                                                                                         -----------     -----------
             ELECTRICAL & ELECTRONICS                                          6.29%
    270,825  Delta Electronics Incorporated                                                  317,806         442,511
    298,349  Hon Hai Precision Industry Company Limited                                      897,017       1,312,454
  2,092,871  Taiwan Semiconductor Manufacturing Company Limited+                           4,229,602       3,419,616
                                                                                         -----------     -----------
                                                                                           5,444,425       5,174,581
                                                                                         -----------     -----------
             ELECTRONIC COMPONENTS & INSTRUMENTS                               1.89%
    582,000  Advanced Semiconductor Engineering Incorporated                                 380,227         398,668
    500,669  Advantech Company Limited                                                       663,729       1,156,298
                                                                                         -----------     -----------
                                                                                           1,043,956       1,554,966
                                                                                         -----------     -----------
             METALS - STEEL                                                    0.59%
    149,200  Catcher Technology Company Limited                                              410,133         485,222
                                                                                         -----------     -----------
             MISCELLANEOUS                                                     0.27%
    155,000  Chi Mei Optoelectronics Corporation                                             208,464         223,551
                                                                                         -----------     -----------
             TELECOMMUNICATIONS                                                1.02%
    733,000  Far East Telecommunications Company Limited                                     758,440         840,676
                                                                                         -----------     -----------
             TOTAL TAIWAN                                                                 10,934,603      12,922,535
                                                                                         -----------     -----------
             THAILAND                                                          3.29%
             BUILDING MATERIALS & COMPONENTS                                   1.39%
    164,720  Siam Cement PLC - Foreign                                                       500,514       1,144,838
                                                                                         -----------     -----------
             COAL                                                              0.52%
     99,400  Ban Pu PCL                                                                      385,664         425,337
                                                                                         -----------     -----------
             FOOD & HOUSEHOLD PRODUCTS                                         0.01%
    124,940  Charoen Pokphand Foods PLC Warrants - expiration date 07/21/05+                    0              4,212
                                                                                         -----------     -----------

                                                                                          THE ASIA TIGERS FUND, INC.
SCHEDULE OF INVESTMENTS                                                                             JANUARY 31, 2005
                                                                                                         (UNAUDITED)


NUMBER                                                                       PERCENT OF
OF SHARES         SECURITY                                                   HOLDINGS        COST           VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

             THAILAND (CONTINUED)
             OIL & GAS                                                         0.45%
     50,000  PTT Exploration & Production PLC                                            $   360,575     $   373,444
                                                                                         -----------     -----------
             TELECOMMUNICATIONS                                                0.92%
    268,200  Advanced Info Service PLC - Foreign                                             390,468         758,138
                                                                                         -----------     -----------
             TOTAL THAILAND                                                                1,637,221       2,705,969
                                                                                         -----------     -----------
             TOTAL COMMON STOCKS                                                          57,630,684      81,723,609
                                                                                         -----------     -----------
PREFERRED STOCK (0.69% of holdings)
             THAILAND                                                          0.69%
             BANKING                                                           0.69%
    444,205  Siam Commercial Bank PLC - 5.25% Preferred +                                    151,803         570,232
                                                                                         -----------     -----------
             TOTAL THAILAND                                                                  151,803         570,232
                                                                                         -----------     -----------
             TOTAL PREFERRED STOCK                                                           151,803         570,232
                                                                                         -----------     -----------
             TOTAL INVESTMENTS++                                             100.00%     $57,782,487     $82,293,841
                                                                                         -----------     -----------

FOOTNOTES AND ABBREVIATIONS
                  ADR  --  American Depository Receipts
                  +    Non-income producing security.
                  ++   As of October 31, 2004, the aggregate cost for
                       federal income tax purposes was $60,040,440.
                       The aggregate gross unrealized appreciation
                       (depreciation) for federal income tax purposes for all portfolio investments was as follows:

                           Excess of value over cost       $18,889,396
                           Excess of cost over value        (2,623,916)
                                                           -----------
                                                           $16,265,480
                                                           ===========

                                       8


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                The Asia Tigers Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Director, President and Chairman (principal executive officer)

Date              March 8, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Director, President and Chairman (principal executive officer)

Date              March 8, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Alan Kaye
                         -------------------------------------------------------
                           Alan Kaye, Treasurer
                           (principal financial officer)

Date              March 8, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.